Note 8 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about income tax expense (benefit) [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020	2019

Current tax	(215,467)	(121,048)	(299,692)
Deferred tax	26,019	97,898	97,240
Tax charge	(189,448)	(23,150)	(202,452)

Disclosure of difference between income before tax and the theoretical amount that would arise using tax rate in each country [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020	2019
Income (loss) before income tax	1,242,766	(619,267)	933,710
Less impairment charges (non-deductible)	57,075	622,402	-
Income before income tax without impairment charges	1,299,841	3,135	933,710

Tax calculated at the tax rate in each country	(209,765)	21,052	(186,752)
Effect of currency translation on tax base	(76,043)	(72,936)	(53,296)
Changes in the tax rates	(29,881)	(958)	13
Utilization of previously unrecognized tax losses	966	98	547
Tax revaluation, withholding tax and others	125,275	29,594	37,036
Tax charges	(189,448)	(23,150)	(202,452)